Income Taxes (Schedule Of Income Before Income Taxes, Domestic And Foreign) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Domestic	¥ 63,429	¥ 54,306	¥ 42,208
Foreign	37,509	36,994	31,275
Income before income taxes and equity in net income of affiliated companies	100,938	91,300	73,483
Current, Domestic	23,932	12,312	16,462
Current, Foreign	11,662	14,825	12,078
Current, Total	35,594	27,137	28,540
Deferred, Domestic	1,278	6,142	(2,090)
Deferred, Foreign	(324)	(2,595)	(473)
Deferred, Total	954	3,547	(2,563)
Total income taxes	¥ 36,548	¥ 30,684	¥ 25,977